SHARE-BASED COMPENSATION - Settlement of Liability Classified Restricted Shares (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	9 Months Ended
	Aug. 31, 2019	Sep. 30, 2019	Sep. 30, 2018
SHARE-BASED COMPENSATION
Compensation expense		¥ 114,820	¥ 70,945
Settlement of liability-classified restricted shares award		5,790	¥ 4,793
Directors
SHARE-BASED COMPENSATION
Compensation expense		¥ 0
Restricted shares | Directors
SHARE-BASED COMPENSATION
Settlement of liability-classified restricted shares award	¥ 5,790
Settlement of liability-classified restricted shares award (in shares)	181,264